CastleArk Large Growth ETF     July 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.8%

	Shares	Value
COMMUNICATION SERVICES — 16.2%
Alphabet, Cl A	76,814	$14,740,607
Meta Platforms, Cl A	30,174	23,337,778
Netflix *	11,167	12,947,020
Spotify Technology *	6,467	4,051,834
		55,077,239
CONSUMER DISCRETIONARY — 8.1%
Amazon.com *	110,953	25,975,207
Ferrari	3,398	1,506,639
		27,481,846
CONSUMER STAPLES — 2.0%
Philip Morris International	41,947	6,881,405

FINANCIALS — 11.9%
Blackstone	41,012	7,093,435
Charles Schwab	102,720	10,038,826
Mastercard, Cl A	20,817	11,792,206
Visa, Cl A	33,162	11,456,476
		40,380,943
HEALTH CARE — 5.8%
Dexcom *	61,060	4,931,816
Eli Lilly	9,105	6,738,338
Insulet *	9,490	2,736,916
Intuitive Surgical *	11,043	5,312,677
		19,719,747
INDUSTRIALS — 6.1%
Eaton PLC	8,640	3,323,981
GE Vernova	5,260	3,473,125
Trane Technologies PLC	15,590	6,829,667

CastleArk Large Growth ETF     July 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Uber Technologies *	37,330	$3,275,708
Vertiv Holdings, Cl A	24,680	3,593,408
		20,495,889
INFORMATION TECHNOLOGY — 48.7%
Analog Devices	13,370	3,003,303
Apple	74,011	15,362,463
Arista Networks *	78,976	9,731,423
Broadcom	11,690	3,433,353
Lam Research	102,928	9,761,691
Microchip Technology	85,630	5,787,732
Microsoft	77,098	41,131,783
NVIDIA	297,168	52,857,272
ServiceNow *	10,756	10,144,199
Shopify, Cl A *	57,780	7,061,294
Snowflake, Cl A *	30,318	6,776,073
		165,050,586
TOTAL COMMON STOCK
(Cost $243,704,059)		335,087,655

TOTAL INVESTMENTS— 98.8%
(Cost $243,704,059)		$335,087,655

Percentages are based on Net Assets of $339,110,881.
*	Non-income producing security.

Cl — Class

PLC — Public Limited Company

CSA-NQ-001-0400